Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 475,241,000
Previously Paid Amount	0
Total Fee Amount	65,630.78
Total Offset Amount	0
Net Fee	$ 65,630.78
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A